Document and Entity Information	Nov. 28, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001948565
Document Type	8-K
Document Period End Date	Nov. 28, 2023
Entity Registrant Name	Investcorp US Institutional Private Credit Fund
Entity Incorporation State Country Code	DE
Entity File Number	814-01608
Entity Tax Identification Number	88-1960243
Entity Address, Address Line One	280 Park Avenue
Entity Address, Address Line Two	39th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	257-5199
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false